Equity Investments - Equity method investments (Details) ¥ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2016	Jul. 31, 2014	Mar. 31, 2014
Hangzhou Qike
Equity method investments
Equity interests acquired by the Company (in percent)	55.00%
Gain or loss recognized in equity transaction	¥ 0
Consideration paid to acquire equity interest	¥ 0
Phoenix FM
Equity method investments
Investment amounts					¥ 0	¥ 0
Equity interests acquired by the Company (in percent)									100.00%
Amount of certain loans repaid		¥ 7,200
Impairment for loan receivable recovered			¥ 1,000
Fenghuang Jingcai
Equity method investments
Investment amounts					0	0
Equity interests acquired by the Company (in percent)							31.54%	45.06%
Tianbo
Equity method investments
Investment amounts				$ 3.0	¥ 20,500	¥ 15,100
Equity interests acquired by the Company (in percent)				50.00%	50.00%	50.00%
Hangzhou Qike
Equity method investments
Investment amounts						¥ 4,500
Equity interests acquired by the Company (in percent)						45.00%